Information by Segment - Summary of Inter Segment Policies for Segment (Parenthetical) (Detail) - Mexico and Central America [member] $ in Millions	Dec. 31, 2017 MXN ($)
Disclosure of operating segments [line items]
Assets of discontinued operations	$ 28,272
Liabilities of discontinued operations	$ 9,945